INVESTMENTS, Government Treasury Bonds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Government treasury bonds [Abstract]
Balance of instruments		S/ 30,052,926	S/ 33,982,683
Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments	[1]	8,528,711	9,238,399
Peruvian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		6,126,564	7,496,775
U.S. and federal agency Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		2,103,713	1,455,114
Colombian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		130,883	87,428
Chilean Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		78,383	83,978
Bolivian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		67,040	89,941
Others [Member]
Government treasury bonds [Abstract]
Balance of instruments		S/ 22,128	S/ 25,163

[1]	As of December 31, 2022 and December 31, 2021, the balance includes the following Government Treasury Bonds: